Oil And Natural Gas Capitalized Costs (Tables)	12 Months Ended
Dec. 31, 2012
Capitalized Costs for Natural Gas and Oil Production Activities

Our aggregate capitalized costs for natural gas and oil production activities with applicable accumulated depreciation, depletion and amortization are presented below and exclude any properties classified as Assets Held for Sale (in thousands):

	2012	2011
Consolidated Entities:
Proven Oil and Natural Gas Properties	$485,448	$349,938
Pipelines and Support Equipment	31,231	30,926
Field Operation Vehicles and Other Equipment	13,412	9,489
Wells and Facilities in Progress	91,685	61,355
Unproven Properties	161,618	123,241

Total	783,394	574,949
Less Accumulated Depreciation and Depletion	(141,769)	(104,894)

Total	$641,625	$470,055
Share of Equity Method Investments:
Pipelines and Support Equipment	$17,524	$25,344
Field Operation Vehicles and Other Equipment	0	36
Wells and Facilities in Progress	26	16,637

Total	17,550	42,017
Less Accumulated Depreciation and Depletion	(1,077)	(1,817)

Total	$16,473	$40,200